STOCK-BASED COMPENSATION (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ratio applied for shares issued under one share based compensation plan that will reduce the number of shares that may be awarded under another plan	1
Net settlement of subordinate shares	$ 28,536,340
Shares issued due to net settlement | shares		925,191
Number of warrants outstanding | shares	2,874,058	10,486,412	16,060,858
Granted, number	650,000
Fair value of replacement options issued	$ 4,452,917	$ 4,452,917
Average remaining life of Warrants	1 year
Replacement options
Replacement options issued | shares	248,412
Options exercised | shares	(37,234)
Options sold to cover | shares	(13,347)
Balance as of December 31, 2021 | shares	197,831
Weighted Average Fair Value
Replacement options issued | $ / shares	$ 17.93
Options exercised | $ / shares	17.93
Options sold to cover | $ / shares	17.93
Balance as of December 31, 2021 | $ / shares	$ 17.93
Restricted Stock Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Net settlement of subordinate shares	$ 0
Stock-based compensation expense	$ 38,100,000
Remaning life of options	1 year
Aggregate intrinsic value	$ 113,200,000
Net Settlement, Withheld Shares | shares	990,854
Forfeitures of RSUs	0	0
Balance at the beginning of the year, number	4,235,150	3,835,150
Granted, number	5,781,031	400,000
Vested	(1,916,045)	(1,916,045)
Balance at the end of the year, number	8,100,136	4,235,150
Balance at the beginning of the year, Weighted Average Grant Date Fair Value	$ 16.63	$ 17.49
Granted, Weighted Average Grant Date Fair Value | $ / shares	$ 17.79	$ 8.41
Vested, Weighted Average Grant Date Fair Value | $ / shares	(18.44)
Balance at the end of the year, Weighted Average Grant Date Fair Value	$ 18.83	$ 16.63
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share closing price | $ / shares	$ 8.47
Bottom of range | Restricted Stock Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share closing price | $ / shares	$ 23.66
Top of range | Restricted Stock Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years